Short-term Investments	12 Months Ended
Dec. 31, 2013
Short-term Investments
Short-term Investments

6.                        Short-termInvestments

As of December 31, 2012 and 2013, the Group’s short-term investments mainly consisted of held-to-maturity investments including fixed-rate corporate bonds and financial products issued by commercial banks in China with a variable interest rate indexed to performance of underlying assets and a maturity date within one year when purchased. As of December 31, 2013, the effective yields of short-term investments ranged from 3.30% to 7.00% per annum (2012: 4.00% to 4.75% per annum).

The following is a summary of short-term investments (in thousands):

	December 31, 2013
	Cost	Unrecognized Gains/(Loss)	Estimated Fair Value
	RMB	RMB	RMB
Other short-term investments	901,183	—	901,183

	December 31, 2012
	Cost	Unrecognized Gains/(Loss)	Estimated Fair Value
	RMB	RMB	RMB
Held-to-maturity securities-fixed rate investments	953,035	—	953,035
Other short-term investments	120,504	—	120,504
	1,073,539		1,073,539

During the years ended December 31, 2011, 2012 and 2013, the Company recorded investment income related to short-term investments of RMB13.1million, RMB42.9 million and RMB35.8 million in the consolidated statements of operations and comprehensive income, respectively.